American Growth Fund, Inc. Supplement dated March
22, 1996 to
Prospectus.

                The following replaces page 3 of the American
Growth Fund Prospectus
dated March 1, 1996.


                       FINANCIAL HIGHLIGHTS
                    The following financial information for the five years ended July 31, 1995 has been audited by Smith, Brock & Gwinn, independent accountants, whose report with respect thereto accompanies the financial statements in the Statement of Additional Information. The financial information for the six months ended January 31, 1996 is unaudited. The per share data covers the period from August 1, 1985 through January 31, 1996. Only financial information for Class D is presented in the following financial highlights table; Class A, Class B and Class C shares had not commenced operations during the fiscal year ended July 31, 1995 and accordingly no information is presented for those classes.


(For a Class D share outstanding throughout the Fund's fiscal year)

          Six Months

          Ended                                         YEARS ENDED
JULY 31

          January 31,
INCOME AND EXPENSES
                     1996          1995          1994         1993
        1992          1991          1990          1989
1988          1987          1986
Net Asset Value,
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . .    $ 8.75        $ 9.34        $ 9.39       $ 8.50
      $ 8.02        $ 7.59        $ 7.46        $ 6.71        $
9.62        $ 9.14        $ 8.60

Income From Investment Operations
Net Investment Income. . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . .      .006          .210          .034         .105
        .097          .157          .174          .376
 .236          .162          .307
Net Gains or Losses on Securities
  (both realized and unrealized) . . . . . . . . . . . . . . . . .
 . . . . . . . .      .444          .880          .996        1.515
        .943          .533          .256          .714
(1.716)         1.698          .623
Total from Investment Operations . . . . . . . . . . . . . . . . .
 . . . . . . . .      .450         1.090         1.030        1.620
       1.040          .690          .430         1.090
(1.480)         1.860          .930

Less Distributions
Dividends
(from net investment income) . . . . . . . . . . . . . . . . . . .
 . . . . . . . .    (.120)        (.120)        (.050)       (.080)
      (.060)        (.260)        (.300)        (.340)
(.160)        (.290)        (.390)
Distributions
(from capital gains) . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . .    (.200)       (1.560)       (1.030)       (.650)
      (.500)         .....         .....         .....
(1.270)       (1.090)         .....
Returns of Capital . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . .     .....         .....         .....        .....
       .....         .....         .....         .....
 .....         .....         .....
Total Distributions. . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . .   (0.320)       (1.680)       (1.080)       (.730)
      (.560)        (.260)        (.300)        (.340)
(1.430)       (1.380)        (.390)
Net Asset Value, End of Period . . . . . . . . . . . . . . . . . .
 . . . . . . . .     $8.88         $8.75         $9.34        $9.39
       $8.50         $8.02         $7.59         $7.46
$6.71         $9.62         $9.14

Total Return*. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . +5.2%****        +15.2%        +11.1%       +20.2%
      +13.6%         +9.6%         +5.7%        +17.0%
-14.4%        +23.1%        +11.3%

Ratios/Supplemental Data
Net Assets, End of Period (millions) . . . . . . . . . . . . . . .
 . . . . . . . .     107.2          90.5          68.2         62.2
        55.5          55.7          58.6          63.9
64.2          81.3          69.3
Ratio of Expenses to
 Average Net Assets*** . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . .   1.40%**         1.45%         1.34%        1.44%
       1.46%         1.33%         1.33%         1.32%
1.29%         1.28%         1.29%
Ratio of Net Income to
 Average Net Assets. . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . .   0.36%**         1.91%         0.35%        0.59%
       1.14%         2.02%         2.01%         5.15%
3.17%         1.99%         3.38%
Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . .  206.0%**        173.0%         87.2%        48.8%
       39.8%        135.5%         92.3%         60.9%
241.7%        197.0%        165.6%

*Sales load not reflected in total return.
**Annualized for the six months ended January 31, 1996.
***For the fiscal years ended July 31, 1994 and 1995, this amount does not include transfer agent fees and certain other Fund expenses which were paid on behalf of the Fund by broker-dealers that affected portfolio transactions for the Fund. If the Fund had paid these expenses, this amount would have been 1.46% and
1.76% respectively.
****(1/31/96 return reflects six months, total return for twelve months ending 3/31/96 is 24%).